SCHEDULE OF MATURITY ANALYSIS FOR FINANCIAL LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Accounts payable and accrued expenses	$ 13,127,502	$ 8,591,922
Lease liability	8,182,400
Income tax payable	2,024,865	663,703
Retainage payable	1,737,805	3,001,433
Security deposits	2,161,515	1,706,959
Deposit for the asset held for sale		2,400,000
Long and short-term debt	271,344,270	215,849,667
Total	298,578,357	232,373,360
Lease liability	3,175,404	159,676
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued expenses	764,016	382,317
Lease liability	8,530
Income tax payable
Retainage payable
Security deposits
Deposit for the asset held for sale
Long and short-term debt		87,906,445
Total	772,546	88,288,762
Lease liability
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued expenses	4,472,279	6,899,250
Lease liability	33,060
Income tax payable	2,024,865	663,703
Retainage payable	155,207	302,066
Security deposits	83,234
Deposit for the asset held for sale
Long and short-term debt	1,624,415	5,888,900
Total	8,393,060	13,769,556
Lease liability		15,637
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued expenses	7,891,207	1,310,355
Lease liability	238,423
Income tax payable
Retainage payable	1,582,598	2,699,367
Security deposits	287,727
Deposit for the asset held for sale		2,400,000
Long and short-term debt	15,078,681	17,666,699
Total	25,078,636	24,123,506
Lease liability		47,085
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued expenses
Lease liability	1,199,059
Income tax payable
Retainage payable
Security deposits	1,790,554	1,706,959
Deposit for the asset held for sale
Long and short-term debt	43,032,169	29,632,991
Total	46,021,782	31,436,904
Lease liability		96,954
Later than five years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued expenses
Lease liability	6,703,328
Income tax payable
Retainage payable
Security deposits
Deposit for the asset held for sale
Long and short-term debt	211,609,005	74,754,632
Total	$ 218,312,333	74,754,632
Lease liability